Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Australia - 3.7%
BlueScope Steel Ltd.	786,700	$ 10,311,155
Charter Hall Group, REIT	636,132	7,619,497
Omni Bridgeway Ltd. (A) (B)	2,628,569	6,079,184
Senex Energy Ltd. (B)	1,455,499	4,751,723

		28,761,559

Austria - 1.0%
ams-OSRAM AG (A)	445,900	7,497,074

Belgium - 7.7%
Barco NV	338,734	6,995,349
D’ieteren Group	152,408	26,554,702
Fagron	335,148	5,761,152
Groupe Bruxelles Lambert SA	99,927	10,722,456
Telenet Group Holding NV	235,500	9,040,500

		59,074,159

Denmark - 2.5%
Scandinavian Tobacco Group A/S, Class A (C)	572,128	12,333,456
Schouw & Co. A/S	84,167	7,118,172

		19,451,628

Finland - 1.1%
Kamux Corp.	218,000	2,790,527
Raisio OYJ, V Shares (B)	1,553,283	5,614,457

		8,404,984

France - 4.9%
Elis SA (A)	480,100	8,770,306
ICADE, REIT	83,700	6,043,680
Kaufman & Broad SA	228,329	9,062,958
Rothschild & Co.	323,419	14,033,500

		37,910,444

Germany - 6.6%
Bertrandt AG	37,409	2,189,294
Borussia Dortmund GmbH & Co. KGaA (A)	563,880	2,733,892
DIC Asset AG	489,678	8,423,494
DWS Group GmbH & Co. KGaA (C)	102,200	4,113,950
Gerresheimer AG	155,400	13,945,683
Hamburger Hafen und Logistik AG	346,940	7,453,068
SAF-Holland SE (A)	532,500	6,714,812
Takkt AG	305,713	5,175,705

		50,749,898

Greece - 0.8%
Motor Oil Hellas Corinth Refineries SA	364,451	5,836,456

Hong Kong - 1.2%
Great Eagle Holdings Ltd.	1,470,493	4,131,199
Kerry Logistics Network Ltd.	438,181	1,095,535
Pacific Textiles Holdings Ltd.	7,457,900	3,789,498

		9,016,232

Ireland - 5.2%
Bank of Ireland Group PLC (A)	1,789,400	12,060,329
C&C Group PLC (A)	1,974,385	5,878,943

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Grafton Group PLC	411,800	$ 6,472,928
Smurfit Kappa Group PLC (B)	294,510	15,522,334

		39,934,534

Italy - 3.5%
BFF Bank SpA (C)	500,100	3,823,737
Buzzi Unicem SpA	286,800	5,988,688
Danieli & C Officine Meccaniche SpA	164,790	2,951,847
doValue SpA (C)	435,600	3,777,064
Prysmian SpA	314,152	10,593,683

		27,135,019

Japan - 28.7%
Aida Engineering Ltd.	406,900	3,722,631
Air Water, Inc.	401,800	6,124,416
Capcom Co. Ltd.	783,800	18,921,514
CKD Corp. (B)	289,500	5,344,292
Denka Co. Ltd. (B)	425,260	14,976,909
DTS Corp.	358,400	7,647,937
Fuji Corp.	352,100	8,127,535
Furyu Corp.	113,800	1,268,363
GMO internet, Inc. (B)	383,900	8,213,774
Hikari Tsushin, Inc. (B)	53,300	6,399,452
Horiba Ltd.	157,200	8,461,472
Hosokawa Micron Corp.	110,000	2,795,527
Kaken Pharmaceutical Co. Ltd.	99,600	3,561,532
Kintetsu World Express, Inc.	660,600	16,434,753
Kumiai Chemical Industry Co. Ltd.	767,400	5,304,220
Kyushu Railway Co.	154,100	3,219,228
MatsukiyoCocokara & Co.	227,700	7,793,719
Meitec Corp.	110,900	6,497,033
Nakanishi, Inc.	625,300	11,087,499
Nextage Co. Ltd.	162,300	4,075,695
Nichiha Corp.	229,100	5,663,692
Nippon Parking Development Co. Ltd.	3,102,900	3,659,957
Paramount Bed Holdings Co. Ltd. (B)	366,400	6,097,170
PCA Corp. (B)	313,900	4,342,265
Rohto Pharmaceutical Co. Ltd.	232,800	6,429,070
Sanwa Holdings Corp.	1,105,800	11,974,781
Shinoken Group Co. Ltd.	441,700	3,778,298
Square Enix Holdings Co. Ltd.	271,500	13,313,795
Takasago Thermal Engineering Co. Ltd.	328,800	5,497,117
Token Corp.	86,400	6,998,578
Wakita & Co. Ltd.	368,500	3,251,448

		220,983,672

Netherlands - 4.2%
ASM International NV	39,000	13,399,634
Euronext NV (C)	79,780	7,691,773
Intertrust NV (A) (B) (C)	89,600	1,947,766
Van Lanschot Kempen NV, CVA	378,900	9,544,916

		32,584,089

New Zealand - 0.2%
Pushpay Holdings Ltd. (A) (B)	2,154,000	1,545,521

Norway - 1.3%
ABG Sundal Collier Holding ASA	5,129,327	4,959,772
Kongsberg Gruppen ASA	162,500	4,924,739

		9,884,511

Philippines - 0.3%
Alliance Global Group, Inc.	8,205,300	2,060,379

Transamerica Funds	Page 1

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 3.0%
Eugene Technology Co. Ltd.	315,909	$ 12,845,856
Interpark Corp.	583,219	2,134,213
Value Added Technology Co. Ltd.	295,700	8,175,179

		23,155,248

Spain - 1.7%
Cia de Distribucion Integral Logista Holdings SA	505,864	10,234,649
Vidrala SA	33,809	2,867,696

		13,102,345

Sweden - 5.1%
Cloetta AB, B Shares	2,594,700	6,866,979
Dios Fastigheter AB	1,181,074	13,147,893
Husqvarna AB, B Shares	678,700	9,436,621
Nobia AB	966,000	5,278,447
Trelleborg AB, B Shares	185,800	4,678,237

		39,408,177

Switzerland - 1.8%
Swissquote Group Holding SA	80,576	13,707,285

United Kingdom - 14.9%
Bellway PLC	368,100	14,164,162
Domino’s Pizza Group PLC	1,380,000	7,234,728
Howden Joinery Group PLC	728,700	8,039,333
IG Group Holdings PLC	1,026,635	11,302,038
Inchcape PLC	451,000	5,142,845
Informa PLC (A)	1,308,327	9,896,667
Intermediate Capital Group PLC	380,635	9,830,121
International Personal Finance PLC	1,555,850	2,632,317
Lancashire Holdings Ltd.	792,200	5,865,302
Oxford Metrics PLC	909,600	1,357,886
Redde Northgate PLC	302,368	1,575,848
Redrow PLC	1,844,700	15,540,928
Savills PLC	677,700	12,349,546
Vistry Group PLC	666,500	9,240,825

		114,172,546

Total Common Stocks (Cost $645,822,767)		764,375,760

OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (D)	11,312,178	11,312,178

Total Other Investment Company (Cost $11,312,178)		11,312,178

Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 0.00% (D), dated 01/31/2022, to be repurchased at $3,103,980 on 02/01/2022. Collateralized by a U.S. Government Obligation, 0.50%, due 01/15/2028, and with a value of $3,166,132.

$ 3,103,980	$ 3,103,980

Total Repurchase Agreement (Cost $3,103,980)	3,103,980

Total Investments (Cost $660,238,925)	778,791,918
Net Other Assets (Liabilities) - (1.3)%	(10,024,265)

Net Assets - 100.0%	$ 768,767,653

Transamerica Funds	Page 2

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	9.6%	$75,183,355
Household Durables	7.7	60,285,898
Real Estate Management & Development	5.4	41,830,430
Machinery	4.8	37,056,690
Entertainment	4.5	34,969,201
Semiconductors & Semiconductor Equipment	4.3	33,742,564
Distributors	4.1	31,697,547
Air Freight & Logistics	3.6	27,764,937
Chemicals	3.4	26,405,545
Health Care Equipment & Supplies	3.3	25,359,848
Diversified Financial Services	3.1	24,402,441
Building Products	3.0	23,135,590
Food Products	2.5	19,599,608
Media	2.4	18,937,167
Containers & Packaging	2.4	18,390,030
Trading Companies & Distributors	2.3	17,763,709
IT Services	2.2	17,407,232
Electronic Equipment, Instruments & Components	2.0	15,456,821
Life Sciences Tools & Services	1.8	13,945,683
Equity Real Estate Investment Trusts	1.7	13,663,177
Specialty Retail	1.7	13,265,674
Commercial Services & Supplies	1.6	12,430,263
Tobacco	1.6	12,333,456
Banks	1.5	12,060,329
Professional Services	1.4	10,634,093
Electrical Equipment	1.4	10,593,683
Oil, Gas & Consumable Fuels	1.4	10,588,179
Metals & Mining	1.3	10,311,155
Food & Staples Retailing	1.0	7,793,719
Transportation Infrastructure	1.0	7,453,068
Internet & Direct Marketing Retail	0.9	7,309,918
Hotels, Restaurants & Leisure	0.9	7,234,728
Auto Components	0.9	6,714,812
Personal Products	0.8	6,429,070
Construction Materials	0.8	5,988,688
Beverages	0.8	5,878,943
Insurance	0.7	5,865,302
Health Care Providers & Services	0.7	5,761,152
Software	0.7	5,700,151
Aerospace & Defense	0.6	4,924,739
Road & Rail	0.6	4,795,076
Textiles, Apparel & Luxury Goods	0.5	3,789,498
Pharmaceuticals	0.5	3,561,532
Consumer Finance	0.3	2,632,317
Industrial Conglomerates	0.3	2,060,379
Leisure Products	0.2	1,268,363

Investments	98.2	764,375,760
Short-Term Investments	1.8	14,416,158

Total Investments	100.0%	$778,791,918

Transamerica Funds	Page 3

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$764,375,760	$—	$764,375,760
Other Investment Company	11,312,178	—	—	11,312,178
Repurchase Agreement	—	3,103,980	—	3,103,980

Total Investments	$11,312,178	$767,479,740	$—	$778,791,918

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,003,628, collateralized by cash collateral of $11,312,178 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,709,090. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $33,687,746, representing 4.4% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica International Small Cap Value (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5